Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020		Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Asset	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net Fair Value Asset			$ 24,000,000
Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	527,000	[1]	(0.350)
Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	55,000.000	[1]	$ 0.058
Weighted Average [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs Range	$ 1,000.000

[1]	Unobservable inputs were weighted by the relative fair value of the instruments.